Cost of Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Cost of Revenue [Abstract]
Schedule of Cost of Revenue
	Six Months Ended June 30,
	2025	2024
Purchase of finished goods	€4,143,719	€5,375,537
Purchase of raw materials	43,602	1,056
Outsourcing service	707	2,550
Inventory adjustment	-	(263,201)
	€4,188,028	€5,115,942